Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company manages its underwriting operations as two distinct business segments, namely Aspen Re and Aspen Insurance. The Company has determined its reportable segments by taking into account the manner in which management makes operating decisions and assesses operating performance. Profit or loss for each of the Company’s business segments is measured by underwriting income or loss. Underwriting profit is the excess of net earned premiums over the sum of losses and loss expenses, amortization of deferred policy acquisition costs and general and administrative expenses. Underwriting income or loss provides a basis for management to evaluate the segment’s underwriting performance.
Reinsurance Segment. The reinsurance segment consists of property catastrophe reinsurance, other property reinsurance, casualty reinsurance and specialty reinsurance.
For a more detailed description of this business segment, refer to Item 4, “Information on the Company — Business Overview — Aspen Reinsurance” above.
Insurance Segment.  The insurance segment consists of first party and specialty insurance, casualty and liability insurance and financial and professional lines insurance. Additionally, the insurance segment includes Aspen Underwriting Limited’s participation as a corporate member in Carbon Syndicate 4747 (“Carbon Syndicate”). For a more detailed description of this segment, refer to Item 4 “Information on the Company — Business Overview — Aspen Insurance” above.
Non-underwriting Disclosures. The Company provides additional disclosures for corporate and other (non-operating) income and expenses. Corporate and other income and expenses include: corporate expenses, net investment income, net realized and unrealized investment gains or losses, other strategic and other costs, changes in fair value of derivatives or the loan notes issued by variable interest entities, interest expenses, net realized and unrealized foreign exchange gains or losses, asset impairments and income taxes. These income and expense items are not allocated to the Company’s business segments as they are not directly related to the Company’s business segment operations and is consistent with how management measures the performance of its segments. The Company does not allocate its assets by business segment as it evaluates underwriting income or loss of each business segment separately from the results of the Company’s investment portfolio.
The Company uses underwriting ratios as measures of performance. The loss ratio is the ratio of losses and loss adjustment expenses to net earned premiums. The policy acquisition expense ratio is the ratio of amortization of deferred policy acquisition costs to net earned premiums. The general and administrative expense ratio is the ratio of general and administrative expenses to net earned premiums. The combined ratio is the sum of the loss ratio, the policy acquisition expense ratio and the general and administrative expense ratio.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2021, 2020 and 2019:

	Twelve Months Ended December 31, 2021
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,597.0	$2,341.4	$3,938.4
Net written premiums	1,199.0	1,388.7	2,587.7
Gross earned premiums	1,479.2	2,139.1	3,618.3
Net earned premiums	1,118.8	1,291.7	2,410.5
Underwriting Expenses
Losses and loss adjustment expenses	705.2	988.1	1,693.3
Amortization of deferred policy acquisition costs	221.6	192.5	414.1
General and administrative expenses	121.3	211.8	333.1
Underwriting income/(loss)	70.7	(100.7)	(30.0)
Corporate expenses			(64.3)
Non-operating expenses			(20.6)	(1)
Net investment income			147.5
Realized and unrealized investment gains			56.2
Realized and unrealized investment losses			(47.4)
Change in fair value of derivatives			(35.9)
Interest expense on long term debt			(14.3)
Net realized and unrealized foreign exchange gains			40.0
Other income			14.7
Other expenses			(10.8)
Income before income taxes			35.1
Income tax (expense)			(5.3)
Net income			$29.8

Net reserves for loss and loss adjustment expenses	$2,148.4	$2,165.3	$4,313.7
Ratios
Loss ratio	63.0%	76.5%	70.2%
Policy acquisition expense ratio	19.8	14.9	17.2
General and administrative expense ratio	10.8	16.4	13.8
Expense ratio	30.6	31.3	31.0
Combined ratio	93.6%	107.8%	101.2%
 _______________
(1)Non-operating expenses includes $19.3 million of severance, consulting and professional services in relation to non-recurring projects and other costs, $0.4 million of impairment charges related to lease assets as a result of exiting certain office space and $0.9 million of amortization of intangible assets and other non-operating expenses.

	Twelve Months Ended December 31, 2020
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,656.4	$2,042.1	$3,698.5	(2)
Net written premiums	1,297.7	1,280.1	2,577.8	(2)
Gross earned premiums	1,612.0	2,026.4	3,638.4	(2)
Net earned premiums	1,287.7	1,239.8	2,527.5	(2)
Underwriting Expenses
Losses and loss adjustment expenses	958.6	882.2	1,840.8
Amortization of deferred policy acquisition costs	246.0	219.7	465.7
General and administrative expenses	110.8	197.2	308.0
Underwriting (loss)	(27.7)	(59.3)	(87.0)	(2)
Corporate expenses			(70.2)
Non-operating expenses			(32.7)	(1)
Net investment income			154.6
Realized and unrealized investment gains			98.5
Realized and unrealized investment losses			(27.4)
Change in fair value of derivatives			(65.1)
Interest expense on long term debt			(33.9)
Net realized and unrealized foreign exchange (losses)			(13.8)	(2)
Other income			49.8
Other expenses			(10.8)
(Loss) before income taxes			(38.0)	(2)
Income tax (expense)			(18.4)	(2)
Net (loss)			$(56.4)	(2)

Net reserves for loss and loss adjustment expenses	$2,095.7	$1,874.4	$3,970.1
Ratios
Loss ratio	74.4%	71.1%	72.8%
Policy acquisition expense ratio	19.1	17.7	18.4
General and administrative expense ratio	8.6	15.9	12.2
Expense ratio	27.7	33.6	30.6
Combined ratio	102.1%	104.7%	103.4%
 ________________

(1)Non-operating expenses includes $18.2 million of costs related to severance, retention awards and other costs, $12.9 million of impairment charges related to lease assets as a result of sub-leasing certain office space and $1.6 million of amortization of intangible assets and other non-operating expenses.
(2)Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income tax on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after tax have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.

	Twelve Months Ended December 31, 2019
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,485.5	$1,956.9	$3,442.4
Net written premiums	1,251.1	1,176.8	2,427.9
Gross earned premiums	1,494.9	1,927.5	3,422.4
Net earned premiums	1,255.2	1,038.1	2,293.3
Underwriting Expenses
Losses and loss adjustment expenses	917.9	761.8	1,679.7
Amortization of deferred policy acquisition costs	264.9	147.8	412.7
General and administrative expenses	111.7	229.8	341.5
Underwriting (loss)	(39.3)	(101.3)	(140.6)
Corporate expenses			(54.5)
Non-operating expenses			(125.6)	(1)
Net investment income			197.3
Realized and unrealized investment gains			97.1
Realized and unrealized investment losses			(10.9)
Realized (loss) on debt extinguishment			(5.5)
Change in fair value of loan notes issued by variable interest entities			(3.1)
Change in fair value of derivatives			(144.2)	(3)
Interest expense on long term debt			(20.2)
Net realized and unrealized foreign exchange (losses)			(9.6)	(2)
Other income			4.9
Other expenses			(1.7)
(Loss) before income taxes			(216.6)	(2)
Income tax (expense)			(22.9)
Net (loss)			$(239.5)	(2)

Net reserves for loss and loss adjustment expenses	$2,605.9	$2,026.1	$4,632.0
Ratios
Loss ratio	73.1%	73.4%	73.2%
Policy acquisition expense ratio	21.1	14.2	18.0
General and administrative expense ratio	8.9	22.1	14.9
Expense ratio	30.0	36.3	32.9
Combined ratio	103.1%	109.7%	106.1%
_______________
(1)Non-operating expenses includes $103.4 million of expenses related to the Merger, severance, retention and other costs, $22.2 million of expenses related to the Company’s operating effectiveness and efficiency program, which includes $12.3 million of impairment charges related to lease assets as a result of sub-leasing certain office space.
(2)Net realized and unrealized exchange gains/(losses) have been corrected to account for the correction of foreign exchange movements which should have been matched with an underwriting premium receivable payment for periods 2020 and prior, totaling a $2.2 million gain in 2019. Income/(loss) before and after tax figures have been corrected as a result of the correction to net realized and unrealized exchange gains and losses for the periods mentioned.
(3)Change in fair value of derivatives includes a loss of $130.2 million in respect of interest rate swaps.
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2021, 2020 and 2019.

	For the Twelve Months Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	($ in millions)
Australia/Asia	$275.8	$259.7	$215.9
Caribbean	12.9	6.0	9.3
Europe	140.6	92.5	82.8
United Kingdom	393.2	369.0	295.7
United States & Canada (1)	2,301.8	2,267.5	2,003.9
Worldwide excluding United States (2)	31.5	23.1	63.0
Worldwide including United States (3)	592.2	501.2	614.9
Others	190.4	179.5	156.9
Total	$3,938.4	$3,698.5	$3,442.4
 ______________
(1)    “United States and Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)    “Worldwide excluding the United States” comprises individual policies that insure risks wherever they may be across the world but specifically excludes the United States.
(3) “Worldwide including the United States” comprises individual policies that insure risks wherever they may be across the world but specifically includes the United States.